NATIONWIDE MUTUAL FUNDS
Nationwide Fund
Nationwide Growth Fund
Nationwide International Value Fund
Nationwide U.S. Small Cap Value Fund
Supplement dated March 16, 2012
to the Prospectus dated February 29, 2012
Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
1.          Effective immediately, the Fees and Expenses table for the Nationwide Growth Fund, found on page 5 of the Prospectus, is deleted and restated as follows:

	Class A Shares	Class B Shares	Class C Shares	Class D Shares	Class R2 Shares	Institutional Service Class
						Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)
	5.75%	None	None	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)
	None	5.00%	1.00%	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)
	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.50%	None
Other Expenses[1]	0.48%	0.47%	0.47%	0.47%	0.60%	0.72%
Total Annual Fund Operating Expenses	1.33%	2.07%	2.07%	1.07%	1.70%	1.32%
Amount of Fee Waiver/Expense Reimbursement[1,2]	(0.52)%	(0.52)%	(0.52)%	(0.52)%	(0.52)%	(0.52)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.81%	1.55%	1.55%	0.55%	1.18%	0.80%

[1] Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting operating expenses to 0.65% until at least February 28, 2013. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non- routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative service fees can be found in “Investing with Nationwide Funds” on page 28 of this Prospectus.

[2] In addition to the expense limitation agreement discussed in Footnote 1, the Trust and the Adviser have entered into a written contract waiving 0.10% of the management fee to which it would otherwise be entitled until March 31, 2013.
2.          Effective immediately, the Example tables for the Nationwide Growth Fund, found on page 6 of the Prospectus, are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$653	$924	$1,215	$2,042
Class B shares	658	899	1,266	2,079
Class C shares	258	599	1,066	2,359
Class D shares	504	726	965	1,652
Class R2 shares	120	485	874	1,965
Institutional Service Class shares	82	367	674	1,545
You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class B shares	$158	$599	$1,066	$2,079
Class C shares	158	599	1,066	2,359
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 16, 2012
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001048702
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 16, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 16, 2012
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Supplement [Text Block]	nmf1048702_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Fund
Nationwide Growth Fund
Nationwide International Value Fund
Nationwide U.S. Small Cap Value Fund
Supplement dated March 16, 2012
to the Prospectus dated February 29, 2012
Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
1.          Effective immediately, the Fees and Expenses table for the Nationwide Growth Fund, found on page 5 of the Prospectus, is deleted and restated as follows:

	Class A Shares	Class B Shares	Class C Shares	Class D Shares	Class R2 Shares	Institutional Service Class
						Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)
	5.75%	None	None	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)
	None	5.00%	1.00%	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)
	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.50%	None
Other Expenses[1]	0.48%	0.47%	0.47%	0.47%	0.60%	0.72%
Total Annual Fund Operating Expenses	1.33%	2.07%	2.07%	1.07%	1.70%	1.32%
Amount of Fee Waiver/Expense Reimbursement[1,2]	(0.52)%	(0.52)%	(0.52)%	(0.52)%	(0.52)%	(0.52)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.81%	1.55%	1.55%	0.55%	1.18%	0.80%

[1] Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting operating expenses to 0.65% until at least February 28, 2013. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non- routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative service fees can be found in “Investing with Nationwide Funds” on page 28 of this Prospectus.

[2] In addition to the expense limitation agreement discussed in Footnote 1, the Trust and the Adviser have entered into a written contract waiving 0.10% of the management fee to which it would otherwise be entitled until March 31, 2013.
2.          Effective immediately, the Example tables for the Nationwide Growth Fund, found on page 6 of the Prospectus, are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$653	$924	$1,215	$2,042
Class B shares	658	899	1,266	2,079
Class C shares	258	599	1,066	2,359
Class D shares	504	726	965	1,652
Class R2 shares	120	485	874	1,965
Institutional Service Class shares	82	367	674	1,545
You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class B shares	$158	$599	$1,066	$2,079
Class C shares	158	599	1,066	2,359
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Nationwide Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf1048702_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Fund
Nationwide Growth Fund
Nationwide International Value Fund
Nationwide U.S. Small Cap Value Fund
Supplement dated March 16, 2012
to the Prospectus dated February 29, 2012
Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
1.          Effective immediately, the Fees and Expenses table for the Nationwide Growth Fund, found on page 5 of the Prospectus, is deleted and restated as follows:

	Class A Shares	Class B Shares	Class C Shares	Class D Shares	Class R2 Shares	Institutional Service Class
						Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)
	5.75%	None	None	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)
	None	5.00%	1.00%	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)
	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.50%	None
Other Expenses[1]	0.48%	0.47%	0.47%	0.47%	0.60%	0.72%
Total Annual Fund Operating Expenses	1.33%	2.07%	2.07%	1.07%	1.70%	1.32%
Amount of Fee Waiver/Expense Reimbursement[1,2]	(0.52)%	(0.52)%	(0.52)%	(0.52)%	(0.52)%	(0.52)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.81%	1.55%	1.55%	0.55%	1.18%	0.80%

[1] Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting operating expenses to 0.65% until at least February 28, 2013. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non- routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative service fees can be found in “Investing with Nationwide Funds” on page 28 of this Prospectus.

[2] In addition to the expense limitation agreement discussed in Footnote 1, the Trust and the Adviser have entered into a written contract waiving 0.10% of the management fee to which it would otherwise be entitled until March 31, 2013.
2.          Effective immediately, the Example tables for the Nationwide Growth Fund, found on page 6 of the Prospectus, are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$653	$924	$1,215	$2,042
Class B shares	658	899	1,266	2,079
Class C shares	258	599	1,066	2,359
Class D shares	504	726	965	1,652
Class R2 shares	120	485	874	1,965
Institutional Service Class shares	82	367	674	1,545
You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class B shares	$158	$599	$1,066	$2,079
Class C shares	158	599	1,066	2,359
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Nationwide Growth Fund | Class A Shares
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.81%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	653
3 Years	rr_ExpenseExampleYear03	924
5 Years	rr_ExpenseExampleYear05	1,215
10 Years	rr_ExpenseExampleYear10	2,042
Nationwide Growth Fund | Class B Shares
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	658
3 Years	rr_ExpenseExampleYear03	899
5 Years	rr_ExpenseExampleYear05	1,266
10 Years	rr_ExpenseExampleYear10	2,079
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	158
3 Years	rr_ExpenseExampleNoRedemptionYear03	599
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,066
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,079
Nationwide Growth Fund | Class C Shares
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	258
3 Years	rr_ExpenseExampleYear03	599
5 Years	rr_ExpenseExampleYear05	1,066
10 Years	rr_ExpenseExampleYear10	2,359
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	158
3 Years	rr_ExpenseExampleNoRedemptionYear03	599
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,066
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,359
Nationwide Growth Fund | Class D Shares
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	504
3 Years	rr_ExpenseExampleYear03	726
5 Years	rr_ExpenseExampleYear05	965
10 Years	rr_ExpenseExampleYear10	1,652
Nationwide Growth Fund | Class R2 Shares
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.18%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	485
5 Years	rr_ExpenseExampleYear05	874
10 Years	rr_ExpenseExampleYear10	1,965
Nationwide Growth Fund | Institutional Service Class Shares
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.72%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	367
5 Years	rr_ExpenseExampleYear05	674
10 Years	rr_ExpenseExampleYear10	1,545

[1]	Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting operating expenses to 0.65% until at least February 28, 2013. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non- routine expenses not incurred in the ordinary course of the Fund's business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative service fees can be found in "Investing with Nationwide Funds" on page 28 of this Prospectus.
[2]	In addition to the expense limitation agreement discussed in Footnote 1, the Trust and the Adviser have entered into a written contract waiving 0.10% of the management fee to which it would otherwise be entitled until March 31, 2013.